Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 3.0%
61,332		Ampol Ltd.	$ 1,454,334	0.3
26,651		ASX Ltd.	1,541,995	0.3
772,604		Aurizon Holdings Ltd.	2,225,652	0.4
216,471		Brambles Ltd.	1,687,057	0.3
626,138		Medibank Pvt Ltd.	1,443,526	0.3
37,140		Rio Tinto Ltd.	3,038,688	0.6
20,219		Sonic Healthcare Ltd.	530,689	0.1
278,029		Telstra Corp., Ltd.	772,864	0.2
246,623		Transurban Group - Stapled Security	2,536,630	0.5
			15,231,435	3.0

		Canada: 4.8%
58,019		Bank of Nova Scotia	3,934,751	0.8
51,238		BCE, Inc.	2,791,486	0.5
59,488		Canadian Imperial Bank of Commerce - XTSE	3,272,463	0.6
70,248		Enbridge, Inc.	3,245,120	0.6
20,686		National Bank Of Canada	1,587,696	0.3
43,290		Pembina Pipeline Corp.	1,745,495	0.3
24,086		Royal Bank of Canada	2,516,857	0.5
114,487		TELUS Corp.	2,864,777	0.6
23,940		Waste Connections, Inc.	3,053,308	0.6
			25,011,953	4.8

		China: 0.4%
539,000		BOC Hong Kong Holdings Ltd.	2,071,080	0.4

		Denmark: 0.8%
982		AP Moller - Maersk A/S - Class B	2,877,635	0.6
18,009		Novozymes A/S	1,143,473	0.2
			4,021,108	0.8

		Finland: 0.7%
34,090		Kone Oyj	1,740,868	0.3
190,453		Nordea Bank Abp	1,938,601	0.4
			3,679,469	0.7

		France: 2.5%
11,244		Air Liquide SA	1,969,585	0.4
42,597		AXA S.A.	1,077,783	0.2
21,709		BNP Paribas	1,242,527	0.3
8,149		Cie de Saint-Gobain	483,022	0.1
5,217		Cie Generale des Etablissements Michelin SCA	680,136	0.1
95,766		Credit Agricole SA	1,063,279	0.2
10,985		Dassault Systemes SE	463,167	0.1
18,229	(1)	La Francaise des Jeux SAEM	665,005	0.1
11,577		Legrand S.A.	1,003,307	0.2
303,247		Orange SA	3,796,189	0.7
4,309		SEB SA	459,752	0.1
			12,903,752	2.5

		Germany: 1.6%
63,487		Deutsche Post AG	2,627,321	0.5
80,920		Deutsche Telekom AG	1,664,976	0.3
28,252		GEA Group AG	1,130,147	0.2
14,465	(1)	Scout24 SE	897,227	0.2
15,774		Symrise AG	1,743,052	0.4
			8,062,723	1.6

		Hong Kong: 1.6%
151,500		CK Hutchison Holdings Ltd.	1,073,169	0.2
93,500		CLP Holdings Ltd.	931,851	0.2
490,000		HKT Trust & HKT Ltd. - Stapled Security	674,646	0.1
841,000		Hong Kong & China Gas	950,882	0.2
20,900		Jardine Matheson Holdings Ltd.	1,209,575	0.2
195,500		Link REIT	1,767,780	0.3
140,000		Power Assets Holdings Ltd.	914,087	0.2
195,000		SITC International Holdings Co. Ltd.	736,421	0.2
			8,258,411	1.6

		Ireland: 0.6%
16,076		CRH PLC	663,502	0.1
25,793		Medtronic PLC	2,583,169	0.5
			3,246,671	0.6

		Italy: 1.3%
4,735		DiaSorin SpA	623,308	0.1
64,311		ENI S.p.A.	974,030	0.2
88,993		FinecoBank Banca Fineco SpA	1,261,082	0.2
200,540	(1)	Poste Italiane SpA	2,172,346	0.4
221,399		Terna - Rete Elettrica Nazionale	1,876,711	0.4
			6,907,477	1.3

		Japan: 6.6%
38,800		Dai Nippon Printing Co., Ltd.	887,747	0.2
711,800		ENEOS Holdings, Inc.	2,865,556	0.6
142,800	(2)	Hitachi Metals Ltd.	2,292,408	0.5
25,100		Idemitsu Kosan Co., Ltd.	677,005	0.1
90,000		Japan Tobacco, Inc.	1,638,175	0.3
20,400		Lawson, Inc.	723,416	0.1
12,900		McDonald's Holdings Co. Japan Ltd.	502,049	0.1
124,300		Mitsubishi HC Capital, Inc.	593,529	0.1
164,500		Mizuho Financial Group, Inc.	1,956,427	0.4
5,700		Nintendo Co., Ltd.	2,544,985	0.5
73,300		Nippon Telegraph & Telephone Corp.	2,239,491	0.4
71,500		Osaka Gas Co., Ltd.	1,340,241	0.3
39,400		Secom Co., Ltd.	2,594,637	0.5
96,700		Sekisui House Ltd.	1,718,143	0.3
37,200		SG Holdings Co. Ltd.	670,836	0.1
14,700		Sohgo Security Services Co., Ltd.	405,684	0.1
157,200		Sumitomo Chemical Co., Ltd.	649,796	0.1
80,600		Sumitomo Mitsui Financial Group, Inc.	2,471,963	0.5
85,000		Sumitomo Mitsui Trust Holdings, Inc.	2,570,903	0.5

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
45,700	Tokio Marine Holdings, Inc.	$ 2,658,973	0.5
73,600	Tokyo Gas Co., Ltd.	1,437,899	0.3
8,000	Tsuruha Holdings, Inc.	435,588	0.1
		33,875,451	6.6

	Netherlands: 0.5%
25,870	Wolters Kluwer NV	2,552,629	0.5

	New Zealand: 0.1%
181,042	Spark New Zealand Ltd.	572,623	0.1

	Norway: 0.1%
22,940	Gjensidige Forsikring ASA	501,209	0.1

	Singapore: 0.1%
189,800	Singapore Technologies Engineering Ltd.	568,797	0.1

	Spain: 0.5%
96,376	Iberdrola S.A. - IBEE	1,141,911	0.2
85,277	Repsol SA	1,368,384	0.3
		2,510,295	0.5

	Switzerland: 2.0%
29,824	Holcim AG	1,478,726	0.3
4,204	Roche Holding AG-GENUSSCHEIN	1,432,686	0.3
5,377	Swisscom AG	3,179,820	0.6
9,204	Zurich Insurance Group AG	4,215,198	0.8
		10,306,430	2.0

	United Kingdom: 4.7%
99,418	3i Group PLC	1,589,888	0.3
46,246	Admiral Group Plc	1,294,763	0.2
267,266	Amcor PLC	3,501,185	0.7
88,902	British American Tobacco PLC	3,921,027	0.8
164,959	GSK PLC	3,596,160	0.7
29,588	Hikma Pharmaceuticals PLC	632,955	0.1
149,232	Imperial Brands PLC	3,369,650	0.7
181,760	J Sainsbury Plc	522,792	0.1
634,475	M&G PLC	1,727,661	0.3
221,752	Sage Group PLC/The	1,834,712	0.4
65,801	United Utilities Group PLC	877,141	0.2
754,659	Vodafone Group PLC	1,242,486	0.2
		24,110,420	4.7

	United States: 64.6%
28,460	3M Co.	4,248,793	0.8
47,000	AbbVie, Inc.	6,926,390	1.3
16,619	Agilent Technologies, Inc.	2,119,920	0.4
15,904	Air Products & Chemicals, Inc.	3,914,929	0.8
10,931	Allegion Public Ltd.	1,220,446	0.2
22,355	Allstate Corp.	3,055,705	0.6
35,614	Amdocs Ltd.	3,094,500	0.6
22,328	Amgen, Inc.	5,732,491	1.1
3,623	Anthem, Inc.	1,846,317	0.4
8,059	AO Smith Corp.	484,507	0.1
6,200	Aptargroup, Inc.	663,958	0.1
9,391	Assurant, Inc.	1,659,296	0.3
22,551	Avnet, Inc.	1,092,596	0.2
38,604	Axis Capital Holdings Ltd.	2,261,036	0.4
8,812	Bank of Hawaii Corp.	700,378	0.1
43,829	Bank OZK	1,817,589	0.3
22,052	Baxter International, Inc.	1,677,055	0.3
15,870	Becton Dickinson & Co.	4,059,546	0.8
5,381	Blackrock, Inc.	3,600,319	0.7
6,913	Booz Allen Hamilton Holding Corp.	593,550	0.1
77,081	Bristol-Myers Squibb Co.	5,815,761	1.1
43,903	Campbell Soup Co.	2,103,393	0.4
49,126	Cardinal Health, Inc.	2,766,776	0.5
33,721	Chevron Corp.	5,889,710	1.1
10,213	Church & Dwight Co., Inc.	919,783	0.2
3,241	Cigna Corp.	869,528	0.2
126,100	Cisco Systems, Inc.	5,680,805	1.1
24,806	Citigroup, Inc.	1,324,888	0.3
9,541	Coca-Cola Co.	604,709	0.1
47,061	Colgate-Palmolive Co.	3,708,877	0.7
32,708	ConocoPhillips	3,675,071	0.7
128,840	Coterra Energy, Inc.	4,423,077	0.9
17,307	CVS Health Corp.	1,674,452	0.3
21,267	Digital Realty Trust, Inc.	2,968,661	0.6
38,288	Dolby Laboratories, Inc.	2,971,915	0.6
15,507	Dollar General Corp.	3,416,812	0.7
5,350	Domino's Pizza, Inc.	1,942,959	0.4
51,996	DT Midstream, Inc.	3,020,968	0.6
14,724	DTE Energy Co.	1,954,022	0.4
40,471	Duke Energy Corp.	4,553,797	0.9
18,889	Duke Realty Corp.	997,906	0.2
21,072	Electronic Arts, Inc.	2,921,633	0.6
30,081	Emerson Electric Co.	2,666,981	0.5
25,346	Entergy Corp.	3,049,631	0.6
6,579	Everest Re Group Ltd.	1,858,568	0.4
43,844	Evergy, Inc.	3,066,449	0.6
17,616	Extra Space Storage, Inc.	3,139,171	0.6
6,294	Factset Research Systems, Inc.	2,402,923	0.5
6,041	FedEx Corp.	1,356,688	0.3
25,925	First American Financial Corp.	1,570,796	0.3
21,077	First Industrial Realty Trust, Inc.	1,120,243	0.2
109,462	Flowers Foods, Inc.	3,021,151	0.6
8,876	Fortive Corp.	548,271	0.1
43,037	Gaming and Leisure Properties, Inc.	2,014,992	0.4
11,774	Garmin Ltd.	1,243,570	0.2
56,986	General Mills, Inc.	3,980,472	0.8
36,909	Genpact Ltd.	1,637,652	0.3
73,735	Gentex Corp.	2,291,684	0.4
8,258	Genuine Parts Co.	1,129,116	0.2
63,556	Gilead Sciences, Inc.	4,121,607	0.8
13,562	Hanover Insurance Group, Inc.	1,988,189	0.4
8,004	Hasbro, Inc.	718,359	0.1
16,346	Hershey Co.	3,460,612	0.7

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
41,310	Highwoods Properties, Inc.	$ 1,623,070	0.3
31,235	International Business Machines Corp.	4,336,667	0.8
48,858	International Paper Co.	2,367,170	0.5
12,359	Iron Mountain, Inc.	666,150	0.1
61,417	Johnson & Johnson	11,026,194	2.1
34,232	Johnson Controls International plc	1,865,986	0.4
31,859	Juniper Networks, Inc.	977,434	0.2
48,569	Kellogg Co.	3,387,202	0.7
49,543	Keurig Dr Pepper, Inc.	1,721,124	0.3
7,818	Kilroy Realty Corp.	474,553	0.1
4,079	Kimberly-Clark Corp.	542,589	0.1
13,646	Life Storage, Inc.	1,593,307	0.3
28,996	Loews Corp.	1,898,948	0.4
20,683	Manpowergroup, Inc.	1,853,404	0.4
23,120	Marathon Petroleum Corp.	2,353,385	0.4
25,935	Marsh & McLennan Cos., Inc.	4,148,303	0.8
11,899	McKesson Corp.	3,911,082	0.8
32,645	MDU Resources Group, Inc.	893,820	0.2
76,597	Merck & Co., Inc.	7,049,222	1.4
7,868	Microsoft Corp.	2,139,073	0.4
25,369	Mondelez International, Inc.	1,612,454	0.3
18,962	Morgan Stanley	1,633,387	0.3
8,981	MSC Industrial Direct Co.	762,756	0.1
12,972	Nasdaq, Inc.	2,014,033	0.4
33,305	National Fuel Gas Co.	2,448,917	0.5
55,976	National Retail Properties, Inc.	2,479,737	0.5
22,236	National Storage Affiliates Trust	1,166,278	0.2
27,233	NetApp, Inc.	1,959,414	0.4
2,821	NewMarket Corp.	929,576	0.2
79,074	NiSource, Inc.	2,486,877	0.5
119,899	Old Republic International Corp.	2,867,984	0.5
19,415	Packaging Corp. of America	3,053,591	0.6
35,804	PepsiCo, Inc.	6,006,121	1.2
115,600	Pfizer, Inc.	6,131,424	1.2
13,831	Premier, Inc.	517,418	0.1
59,106	Procter & Gamble Co.	8,740,595	1.7
35,095	Progressive Corp.	4,189,641	0.8
3,975	ProLogis, Inc.	506,733	0.1
27,884	Prosperity Bancshares, Inc.	2,021,590	0.4
26,947	Public Service Enterprise Group, Inc.	1,846,947	0.4
24,162	Regions Financial Corp.	533,739	0.1
34,978	Reynolds Consumer Products, Inc.	952,101	0.2
6,720	Rockwell Automation, Inc.	1,432,704	0.3
6,787	Roper Technologies, Inc.	3,002,840	0.6
6,283	Ryder System, Inc.	502,766	0.1
6,444	S&P Global, Inc.	2,252,049	0.4
5,097	SBA Communications Corp.	1,715,701	0.3
12,677	Sempra Energy	2,077,253	0.4
47,210	Service Corp. International	3,306,116	0.6
43,321	Sonoco Products Co.	2,532,979	0.5
5,524	Sun Communities, Inc.	906,654	0.2
17,576	T. Rowe Price Group, Inc.	2,233,734	0.4
21,861	Target Corp.	3,538,859	0.7
27,619	Texas Instruments, Inc.	4,881,934	0.9
5,483	Thermo Fisher Scientific, Inc.	3,111,986	0.6
32,975	Tradeweb Markets, Inc.	2,229,440	0.4
12,086	UMB Financial Corp.	1,116,142	0.2
12,154	United Parcel Service, Inc. - Class B	2,215,066	0.4
2,801	UnitedHealth Group, Inc.	1,391,481	0.3
57,624	US Bancorp	3,058,106	0.6
13,634	Verisk Analytics, Inc.	2,384,859	0.5
120,743	Verizon Communications, Inc.	6,192,908	1.2
28,815	Washington Federal, Inc.	935,047	0.2
17,366	WEC Energy Group, Inc.	1,824,646	0.3
9,854	Wells Fargo & Co.	451,018	0.1
105,287	Williams Cos., Inc.	3,901,936	0.8
36,931	WP Carey, Inc.	3,107,374	0.6
11,648	Zoetis, Inc.	1,990,993	0.4
		333,346,536	64.6

	Total Common Stock
	(Cost $456,093,660)	497,738,469	96.5

EXCHANGE-TRADED FUNDS: 1.2%
39,477	iShares MSCI EAFE Value Index ETF	1,950,953	0.4
24,529	iShares Russell 1000 Value ETF	3,913,112	0.8

	Total Exchange-Traded Funds
	(Cost $6,132,389)	5,864,065	1.2

	Total Long-Term Investments
	(Cost $462,226,049)	503,602,534	97.7

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
2,797,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.710%
	(Cost $2,797,000)	2,797,000	0.5

	Total Short-Term Investments
	(Cost $2,797,000)	2,797,000	0.5

	Total Investments in Securities (Cost $465,023,049)	$ 506,399,534	98.2
	Assets in Excess of Other Liabilities	9,315,656	1.8
	Net Assets	$ 515,715,190	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of May 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	19.1%
Health Care	15.9
Industrials	10.3
Consumer Staples	10.0
Energy	6.9
Information Technology	6.6
Utilities	6.3
Communication Services	6.3
Materials	5.8
Real Estate	5.1
Consumer Discretionary	4.2
Exchange-Traded Funds	1.2
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$15,231,435	$–	$15,231,435
Canada	25,011,953	–	–	25,011,953
China	–	2,071,080	–	2,071,080
Denmark	–	4,021,108	–	4,021,108
Finland	–	3,679,469	–	3,679,469
France	–	12,903,752	–	12,903,752
Germany	–	8,062,723	–	8,062,723
Hong Kong	–	8,258,411	–	8,258,411
Ireland	2,583,169	663,502	–	3,246,671
Italy	–	6,907,477	–	6,907,477
Japan	–	33,875,451	–	33,875,451
Netherlands	–	2,552,629	–	2,552,629
New Zealand	–	572,623	–	572,623
Norway	–	501,209	–	501,209
Singapore	–	568,797	–	568,797
Spain	–	2,510,295	–	2,510,295
Switzerland	–	10,306,430	–	10,306,430
United Kingdom	3,501,185	20,609,235	–	24,110,420
United States	333,346,536	–	–	333,346,536
Total Common Stock	364,442,843	133,295,626	–	497,738,469
Exchange-Traded Funds	5,864,065	–	–	5,864,065
Short-Term Investments	2,797,000	–	–	2,797,000
Total Investments, at fair value	$373,103,908	$133,295,626	$–	$506,399,534
Other Financial Instruments+
Forward Foreign Currency Contracts	–	2,845,960	–	2,845,960
Total Assets	$373,103,908	$136,141,586	$–	$509,245,494
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(7,866,833)	$–	$(7,866,833)
Total Liabilities	$–	$(7,866,833)	$–	$(7,866,833)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2022, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 17,996,608	JPY 2,140,000,000	Brown Brothers Harriman & Co.	06/14/22	$1,364,784
USD 10,542,184	GBP 8,000,000	Brown Brothers Harriman & Co.	06/14/22	460,751
USD 7,414,430	AUD 10,000,000	The Bank of New York Mellon	06/14/22	236,441
USD 18,312,541	EUR 16,500,000	The Bank of New York Mellon	06/14/22	587,100
USD 11,412,413	CAD 14,400,000	The Bank of New York Mellon	06/14/22	28,391
USD 5,384,867	CHF 5,000,000	The Bank of New York Mellon	06/14/22	168,493
				$2,845,960

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

At May 31, 2022, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Consumer Staples Select Sector SPDR Fund	JPMorgan Chase Bank N.A.	Call	07/01/22	USD	71.410	683,168	USD	50,875,521	$973,241	$(2,538,967)
Financial Select Sector SPDR Fund	BNP Paribas	Call	06/03/22	USD	36.530	1,440,420	USD	51,091,697	1,464,043	(52,514)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	06/17/22	GBP	7,461.820	7,120	GBP	54,166,539	1,285,449	(1,754,972)
Health Care Select Sector SPDR Fund	JPMorgan Chase Bank N.A.	Call	06/03/22	USD	135.010	143,637	USD	18,993,121	405,114	(14,489)
Industrial Select Sector SPDR Fund	BNP Paribas	Call	07/01/22	USD	90.640	618,453	USD	58,567,499	1,465,177	(3,271,000)
Nikkei 225 Index	UBS AG	Call	06/17/22	JPY	27,273.600	73,141	JPY	1,995,271,852	426,649	(234,891)
									$6,019,673	$(7,866,833)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $459,405,048.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$69,371,326
Gross Unrealized Depreciation	(27,359,365)
Net Unrealized Appreciation	$42,011,961